Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,588,000
Previously Paid Amount	0.00
Total Fee Amount	909.80
Total Offset Amount	0.00
Net Fee	909.80
Narrative - Max Aggregate Offering Price	$ 6,588,000
Final Prospectus	true